Stock-Based Compensation (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation Expense Items [Abstract]
Stock-based compensation expense	$ 135,000	$ 220,000	$ 513,000	$ 697,000	$ 862,000	$ 1,314,000
Selling, General and Administrative Expense [Member]
Stock-Based Compensation Expense Items [Abstract]
Stock-based compensation expense	133,000	199,000	484,000	624,000	784,000	1,171,000
Research and Development Expense [Member]
Stock-Based Compensation Expense Items [Abstract]
Stock-based compensation expense	$ 2,000	$ 21,000	$ 29,000	$ 73,000	$ 78,000	$ 143,000
Stock Options [Member]
Additional Disclosures [Abstract]
Stock options granted (in shares)	18,643	369	125,410	5,577	5,833	9,081
Vesting period			48 months
Weighted average grant date fair value of stock options issued (in dollars per share)	$ 1.63	$ 60.4	$ 6.18	$ 79.07	$ 76.05	$ 396.17
Outstanding stock options (in shares)	111,275	12,003	111,275	12,003	10,485	7,481	144
Stock options vested (in shares)	2,576	823	5,022	2,730
Stock options expired or forfeited (in shares)	21,372	343	24,620	1,148	2,829	1,744
Exercise of stock options (in shares)	0	0	0	0	0	0
Weighted Average Assumptions used in Black-Scholes Option Pricing Model [Abstract]
Expected volatility	131.06%	132.08%	152.59%	132.48%	132.48%	131.03%
Expected Life of options (years)	6 years 3 months	6 years 3 months	6 years 2 months 8 days	6 years 1 month 24 days	6 years 1 month 24 days	6 years 2 months 15 days
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	4.29%	3.02%	4.16%	2.13%	2.13%	1.19%